Administrative Expenses	12 Months Ended
Dec. 31, 2022
Selling, general and administrative expense [abstract]
Administrative Expenses

14.      Administrative Expenses

The amount shown in the consolidated statements of comprehensive income/(loss) is analyzed as follows:

	For the year ended December 31,
	2022	2021	2020
Personnel expenses	1,454	1,455	1,013
Audit fees	204	215	143
Consulting fees	271	329	243
Communication	16	16	12
Stationery	3	6	3
Greek tax authorities (note 19)	292	185	130
Other	636	404	347
Total	2,876	2,610	1,891